Expense Example - LVIP BlackRock Global Real Estate Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	83	263	459	1,023	108	341	594	1,315